Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Commitments under Non-cancelable Operating Leases
We lease certain of our premises and equipment under non-cancelable operating leases with terms expiring through 2019 exclusive of renewal option periods. Our annual aggregate minimum rental commitments under these leases are summarized as follows:

2015	$20,423
2016	19,637
2017	12,599
2018	5,822
2019	1,359
Thereafter	—
59,840
Less: Sublease income	(8,863)
Total minimum lease payments, net	$50,977